SUMMARY OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Net operating loss carryforwards	$ 6,994,679	$ 6,758,225	$ 7,240,421
Gross deferred tax assets	6,994,679	6,758,225	7,240,421
Valuation Allowance	(5,174,215)	(4,372,203)	(4,285,053)
Deferred tax assets, net of valuation allowance	1,820,464	2,386,022	2,955,368
Deferred Tax Liabilities	(1,820,464)	(2,386,022)	(2,955,368)
Deferred tax assets (liabilities), net
Property plant and equipments [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Liabilities	$ (1,820,464)	$ (2,386,022)	$ (2,955,368)